Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,855,000
Previously Paid Amount	0.00
Total Fee Amount	248.38
Total Offset Amount	0.00
Net Fee	248.38
Narrative - Max Aggregate Offering Price	$ 2,855,000
Final Prospectus	true